Debt - Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 18, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 496,000	$ 587,000	$ 460,000		$ 338
Less current portion of long-term debt			0		(145)
Long-term debt, net of current portion	496,000	587,000	460,000		193
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt	46,000	137,000	10,000		0
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt		450,000
Senior Notes [Member] | Senior Unsecured Notes due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	450,000	450,000	450,000		0
Stated interest rate			7.625%	7.625%
Note Payable
Debt Instrument [Line Items]
Long-term debt			$ 0		$ 338